Cover	May 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	001-42992
Entity Registrant Name	ACTIVATE ENERGY ACQUISITION CORP.
Entity Central Index Key	0002083689
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	71 Fort Street
Entity Address, Address Line Two	PO Box 500
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	(302)
Local Phone Number	207-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	AEAQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AEAQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share
Trading Symbol	AEAQW
Security Exchange Name	NASDAQ